Summary of significant accounting policies (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Total non-controlling interests	$ (128,395)	¥ (926,878)	¥ 86,196
Ocean H K [Member]
Defined Benefit Plan Disclosure [Line Items]
Total non-controlling interests	$ (128,395)	¥ (926,878)	¥ 86,196